Pioneer Global Sustainable Equity Fund
Schedule of Investments  |  November 30, 2024

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  11/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 98.2% of Net Assets
	Aerospace & Defense — 1.7%
239,795	Hensoldt AG	$ 9,325,654
	Total Aerospace & Defense	$9,325,654

	Air Freight & Logistics — 1.2%
46,015	United Parcel Service, Inc., Class B	$ 6,245,156
	Total Air Freight & Logistics	$6,245,156

	Automobile Components — 0.5%
80,800	Bridgestone Corp.	$ 2,896,432
	Total Automobile Components	$2,896,432

	Automobiles — 1.1%
369,400	Subaru Corp.	$ 5,962,156
	Total Automobiles	$5,962,156

	Banks — 18.7%
1,004,158	ABN AMRO Bank NV (C.V.A.) (144A)	$ 15,556,803
505,225	Bank of America Corp.	24,003,240
773,266	Bank of Ireland Group Plc	6,760,596
304,891	FinecoBank Banca Fineco S.p.A.	4,895,667
201,462	Hana Financial Group, Inc.	9,020,826
272,144	KB Financial Group, Inc.	18,793,126
1,038,974	Standard Chartered Plc	12,840,500
65,706	UniCredit S.p.A.	2,521,765
93,283	Wells Fargo & Co.	7,105,366
	Total Banks	$101,497,889

	Beverages — 0.2%
34,744(a)	Celsius Holdings, Inc.	$ 988,467
	Total Beverages	$988,467

	Biotechnology — 0.4%
18,532(a)	BioNTech SE (A.D.R.)	$ 2,194,003
	Total Biotechnology	$2,194,003

	Broadline Retail — 7.3%
1,207,100	Alibaba Group Holding, Ltd.	$ 13,138,757
79,109(a)	Amazon.com, Inc.	16,445,970
160,751	eBay, Inc.	10,173,931
	Total Broadline Retail	$39,758,658

1Pioneer Global Sustainable Equity Fund | 11/30/24

Shares		Value
	Capital Markets — 2.5%
137,381	State Street Corp.	$ 13,533,402
	Total Capital Markets	$13,533,402

	Chemicals — 1.4%
22,363	Air Products and Chemicals, Inc.	$ 7,476,623
	Total Chemicals	$7,476,623

	Communications Equipment — 3.5%
320,453	Cisco Systems, Inc.	$ 18,974,022
	Total Communications Equipment	$18,974,022

	Construction Materials — 3.9%
203,297	CRH Plc	$ 20,859,023
	Total Construction Materials	$20,859,023

	Consumer Staples Distribution & Retail — 0.0%
26,745+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.7%
296,280	Deutsche Telekom AG	$ 9,472,225
	Total Diversified Telecommunication Services	$9,472,225

	Electric Utilities — 2.7%
226,953	Eversource Energy	$ 14,636,199
	Total Electric Utilities	$14,636,199

	Electrical Equipment — 2.3%
113,200	Fuji Electric Co., Ltd.	$ 6,397,119
347,500	Mitsubishi Electric Corp.	5,970,549
	Total Electrical Equipment	$12,367,668

	Financial Services — 2.8%
104,166	Edenred SE	$ 3,444,865
681,688(a)	Nexi S.p.A. (144A)	4,032,728
90,548(a)	PayPal Holdings, Inc.	7,856,850
	Total Financial Services	$15,334,443

	Ground Transportation — 1.0%
77,803(a)	Uber Technologies, Inc.	$ 5,598,704
	Total Ground Transportation	$5,598,704

	Health Care Equipment & Supplies — 1.0%
60,300	Medtronic Plc	$ 5,218,362
	Total Health Care Equipment & Supplies	$5,218,362

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Schedule of Investments  |  11/30/24
(unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 5.1%
164,386	Cardinal Health, Inc.	$ 20,094,545
21,684	Cigna Group	7,324,855
	Total Health Care Providers & Services	$27,419,400

	Hotels, Restaurants & Leisure — 0.5%
64,700	Yum China Holdings, Inc.	$ 2,957,271
	Total Hotels, Restaurants & Leisure	$2,957,271

	Household Durables — 3.1%
646,395	Persimmon Plc	$ 10,340,909
316,000	Sony Group Corp.	6,309,588
	Total Household Durables	$16,650,497

	Insurance — 2.6%
276,337	Hiscox, Ltd.	$ 3,692,207
32,685	Willis Towers Watson Plc	10,524,570
	Total Insurance	$14,216,777

	Interactive Media & Services — 3.9%
125,103	Alphabet, Inc., Class A	$ 21,136,152
	Total Interactive Media & Services	$21,136,152

	IT Services — 2.2%
52,902	International Business Machines Corp.	$ 12,030,444
	Total IT Services	$12,030,444

	Metals & Mining — 4.2%
407,875	Barrick Gold Corp.	$ 7,133,734
155,724	Newmont Corp.	6,531,064
191,485	Teck Resources, Ltd., Class B	8,938,520
	Total Metals & Mining	$22,603,318

	Oil, Gas & Consumable Fuels — 6.2%
26,134	Exxon Mobil Corp.	$ 3,082,767
137,705	Ovintiv, Inc.	6,254,561
258,659	Range Resources Corp.	9,244,473
553,394+#	Rosneft Oil Co. PJSC	—
233,710	Shell Plc (A.D.R.)	15,130,385
	Total Oil, Gas & Consumable Fuels	$33,712,186

	Pharmaceuticals — 4.3%
360,723	Pfizer, Inc.	$ 9,454,550
141,759	Sanofi S.A.	13,783,032
	Total Pharmaceuticals	$23,237,582

	Semiconductors & Semiconductor Equipment — 4.2%
87,791(a)	Advanced Micro Devices, Inc.	$ 12,042,730
3Pioneer Global Sustainable Equity Fund | 11/30/24

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
72,580(a)	Axcelis Technologies, Inc.	$ 5,388,339
31,971	QUALCOMM, Inc.	5,068,363
	Total Semiconductors & Semiconductor Equipment	$22,499,432

	Software — 0.7%
44,938(a)	Zoom Communications, Inc., Class A	$ 3,715,923
	Total Software	$3,715,923

	Specialty Retail — 0.3%
28,700	Shimamura Co., Ltd.	$ 1,629,753
	Total Specialty Retail	$1,629,753

	Technology Hardware, Storage & Peripherals — 6.0%
315,000	FUJIFILM Holdings Corp.	$ 7,124,759
149,958(a)	Pure Storage, Inc., Class A	7,946,274
443,102	Samsung Electronics Co., Ltd.	17,502,620
	Total Technology Hardware, Storage & Peripherals	$32,573,653

	Trading Companies & Distributors — 1.0%
56,855	AerCap Holdings NV	$ 5,649,113
	Total Trading Companies & Distributors	$5,649,113

	Total Common Stocks (Cost $442,217,552)	$532,370,587

	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
8,121,291(b)	Dreyfus Government Cash Management, Institutional Shares, 4.52%	$ 8,121,291
		$8,121,291

	TOTAL SHORT TERM INVESTMENTS (Cost $8,121,291)	$8,121,291

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $450,338,843)	$540,491,878
	OTHER ASSETS AND LIABILITIES — 0.3%	$1,523,700
	net assets — 100.0%	$542,015,578

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Schedule of Investments  |  11/30/24
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2024, the value of these securities amounted to $19,589,531, or 3.6% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$—
Rosneft Oil Co. PJSC	6/23/2021	4,456,751	—
Total Restricted Securities			$—
% of Net assets			0.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	10,963,929	EUR	10,125,000	State Street Bank & Trust Co.	1/23/25	$237,786
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$237,786
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
5Pioneer Global Sustainable Equity Fund | 11/30/24

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$9,325,654	$—	$9,325,654
Automobile Components	—	2,896,432	—	2,896,432
Automobiles	—	5,962,156	—	5,962,156
Banks	31,108,606	70,389,283	—	101,497,889
Broadline Retail	26,619,901	13,138,757	—	39,758,658
Construction Materials	—	20,859,023	—	20,859,023
Consumer Staples Distribution & Retail	—	—	—*	—*
Diversified Telecommunication Services	—	9,472,225	—	9,472,225
Electrical Equipment	—	12,367,668	—	12,367,668
Financial Services	7,856,850	7,477,593	—	15,334,443
Hotels, Restaurants & Leisure	—	2,957,271	—	2,957,271
Household Durables	—	16,650,497	—	16,650,497
Insurance	10,524,570	3,692,207	—	14,216,777
Oil, Gas & Consumable Fuels	33,712,186	—	—*	33,712,186*
Pharmaceuticals	9,454,550	13,783,032	—	23,237,582
Specialty Retail	—	1,629,753	—	1,629,753
Technology Hardware, Storage & Peripherals	7,946,274	24,627,379	—	32,573,653
All Other Common Stocks	189,918,720	—	—	189,918,720
Open-End Fund	8,121,291	—	—	8,121,291
Total Investments in Securities	$325,262,948	$215,228,930	$—*	$540,491,878
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$237,786	$—	$237,786
Total Other Financial Instruments	$—	$237,786	$—	$237,786
*	Securities valued at $0.
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
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